Stockholder's Equity (Details 2)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred Stock, $1.00 par value:
Authorized shares	50,000,000	50,000,000
Issued shares	26,224,854	25,724,854
Outstanding shares	26,224,854	25,724,854	11,349,854	11,474,093
Common Stock, $1.00 par value:
Authorized shares	400,000,000	400,000,000
Issued shares	260,780,109	192,604,918
Outstanding shares	260,373,754	192,275,248